Credit Risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) economic_scenario	Dec. 31, 2024 GBP (£)
Disclosure of financial assets [line items]
Expected credit loss rate	100.00%
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (5,395)	£ (5,532)
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	1.60%
Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (4,499)	(4,737)
Post-model adjustment, net of significant risk transfer | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(70)
Loans and advances | Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,500)	(4,700)
Loans and advances | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	347,828	346,273
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,946)	(5,070)
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,499)	(4,737)
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,426)	(4,675)
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,516)	(5,713)
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (180)	(187)
Retail mortgages | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	21.10%
Retail mortgages | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 171,790	168,061
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(180)	(187)
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(23)	(24)
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(19)	(21)
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(49)	(63)
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,108)	(3,307)
Retail credit cards | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	33,600	34,779
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,108)	(3,307)
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,392)	(3,633)
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,377)	(3,620)
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,721)	(3,995)
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (455)	(410)
Retail other | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	3.40%
Retail other | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 13,806	13,808
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(455)	(410)
Retail other | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(185)	(207)
Retail other | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(179)	(202)
Retail other | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(244)	(271)
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (1,203)	(1,166)
Corporate loans | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	5.60%
Corporate loans | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 128,632	129,625
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,203)	(1,166)
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(899)	(873)
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(851)	(832)
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (1,502)	£ (1,384)